Acquisitions - Significant Non-Recurring Adjustments to Net Income (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Depreciation	$ 4,309	$ 4,956	$ 20,545	$ 19,158	$ 15,930
Depreciation and amortization	16,733	17,604	70,453	62,883	41,937
Income tax provision (benefit)	$ 472	$ (438)	$ (22,458)	(29,181)	24,045
Acquisition-related Costs | Fox Racing
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, and accounting services				(6,064)	6,064
Inventory step-up, net				(7,544)	7,544
Interest				(2,418)	(6,149)
Depreciation				969	2,482
Amortization				4,245	12,257
Management Fees				(530)	(1,413)
Income tax provision (benefit)				$ 2,221	(4,487)
Acquisition-related Costs | Foresight Sports
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, and accounting services					(3,080)	$ 3,080
Inventory step-up, net					(1,247)	1,247
Depreciation and amortization					4,961	8,122
Income tax provision (benefit)					$ 3,368	$ 3,507